Options Activity and Information about Options Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Number of options
Outstanding at beginning of period	19,542,400	19,414,315
Granted	7,631	5,256,780
Redeemed		(1,140,974)	[1]
Exercised	(491,444)	(3,521,258)
Canceled/forfeited	(221,066)	(466,463)
Outstanding at end of period	18,837,521	19,542,400
Vested or expected to vest at end of period	17,518,895	18,174,432
Vested and exercisable at end of period	9,735,293	6,047,975
Weighted Average Exercise Price
Outstanding at beginning of period	$ 6.59	$ 3.06
Granted	$ 38.37	$ 16.36
Redeemed		$ 2.75	[1]
Exercised	$ 5.21	$ 2.75
Canceled/forfeited	$ 7.20	$ 8.16
Outstanding at end of period	$ 6.63	$ 6.59
Vested or expected to vest at end of period	$ 6.63	$ 6.45
Vested and exercisable at end of period	$ 3.31	$ 2.82
Weighted Average Remaining Contractual Life (years)
Outstanding at at end of period	7 years 7 months 6 days	7 years 9 months 22 days
Vested or expected to vest at end of period	7 years 7 months 6 days	7 years 9 months 4 days
Vested and exercisable at end of period	6 years 9 months	6 years 7 months 28 days
Aggregate Intrinsic Value
Outstanding at June 30, 2012	$ 663,241	$ 781,689
Vested and exercisable at June 30, 2012	$ 375,056	$ 264,741

[1]	The Company redeemed certain option grants during August 2011, for which it paid cash consideration of $10.7 million, representing the $12.12 share value established at the time of the private placement, less the exercise price of the option grants in the aggregate. The redemption was charged to selling, general and administrative expenses during the fiscal year ended March 31, 2012.